Bank loans (Tables)	12 Months Ended
Dec. 31, 2024
Debt Disclosure [Abstract]
Schedule of bank loans

Outstanding balances of bank loans consist of the following:

Bank Name	Drawn/ Maturities	Interest Rate	Collateral/Guarantee	December 31, 2022 SGD	December 31, 2023 SGD	December 31, 2024 SGD	December 31, 2024 USD
CIMB Bank Berhad, Singapore Branch	August 2020 /August 2023	3.00%	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	23,005	-	-	-
DBS Bank Ltd.	June 2020 /June 2025	3.00%	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Anthill, major shareholder of the Company	518,715	315,878	106,875	78,228
Maybank Singapore Limited	November 2020/November 2025	2.75%	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	239,982	159,859	77,505	56,730
United Overseas Bank Limited	November 2020/November 2025	2.25%	Guaranteed by Mr. Kenneth Chong, Chief Executive Officer and Director of Ohmyhome Property Management Pte Ltd, Mr. Cho Ching Joe Kwan and Mr. Kok Wah Ming, former Directors of Ohmyhome Property Management (S)	-	82,018	43,439	31,794
ORIX Leasing Singapore Limited	April 2024/April 2029	7.50%	Guaranteed by Ms. Rhonda Wong, Co-Chief Executive Officer and Director of the Company and Ms. Race Wong, Chief Operating Officer and Director of the Company	-	-	425,620	311,537
Total				781,702	557,755	653,439	478,290
Bank loans, current portion				305,965	331,528	238,521	174,588
Bank loans, non-current portion				475,737	226,227	414,918	303,702

Schedule of maturities schedule long term debt	Twelve months ending December 31,
	SGD	USD

2025	238,521	174,588
2026	11,088	8,116
2027	11,088	8,116
2028	11,088	8,116
2029 and beyond	381,654	279,354
Total	653,439	478,290